RESTRUCTURING AND OTHER COSTS (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Accruals
At December 31, 2014, the Company’s restructuring accruals were as follows:

	Severances
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$1,282	$5,764	$—	$7,046
Provisions and adjustments	178	352	7,603	8,133
Amounts applied	(900)	(4,309)	(2,080)	(7,289)
Change in estimates	(387)	(1,029)	(461)	(1,877)
Balance at December 31, 2014	$173	$778	$5,062	$6,013

	Lease/Contract Terminations
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$748	$98	$—	$846
Provisions and adjustments	11	226	1,779	2,016
Amounts applied	(132)	(211)	(113)	(456)
Change in estimates	$(92)	(113)	(30)	(235)
Balance at December 31, 2014	$535	$—	$1,636	$2,171

	Other Restructuring Costs
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$58	$658	$—	$716
Provisions and adjustments	41	57	2,672	2,770
Amounts applied	(74)	(407)	(1,002)	(1,483)
Change in estimates	—	(308)	(621)	(929)
Balance at December 31, 2014	$25	$—	$1,049	$1,074

Cumulative Amounts for the Provisions and Adjustments and Amounts Applied for All the Plans by Segment
The following table provides the cumulative amounts for the provisions and adjustments and amounts applied for all the plans by segment:

(in thousands)	December 31, 2013	Provisions and Adjustments	Amounts Applied	Change in Estimates	December 31, 2014

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,343	$7,821	$(2,693)	$(1,199)	$5,272
Healthcare, Orthodontic and Implant Businesses	6,479	4,405	(5,388)	(1,668)	3,828
Select Developed and Emerging Markets Businesses	412	333	(545)	(109)	91
All Other	374	360	(602)	(65)	67
Total	$8,608	$12,919	$(9,228)	$(3,041)	$9,258

At December 31, 2013, the Company’s restructuring accruals were as follows:

	Severances
(in thousands)	2011 and Prior Plans	2012 Plans	2013 Plans	Total

Balance at December 31, 2012	$1,495	$11,412	$—	$12,907
Provisions and adjustments	—	1,314	8,615	9,929
Amounts applied	(1,069)	(9,832)	(2,615)	(13,516)
Change in estimates	$(24)	(2,014)	(236)	(2,274)
Balance at December 31, 2013	$402	$880	$5,764	$7,046

	Lease/Contract Terminations
(in thousands)	2011 and Prior Plans	2012 Plans	2013 Plans	Total

Balance at December 31, 2012	$792	$682	$—	$1,474
Provisions and adjustments	—	77	1,999	2,076
Amounts applied	(136)	(626)	(1,887)	(2,649)
Change in estimates	$—	(41)	(14)	(55)
Balance at December 31, 2013	$656	$92	$98	$846